Accounts Payable, Other Payables and Accruals - Schedule of Accounts Payable, Other Payables and Accruals (Details) - USD ($) $ in Thousands		Oct. 31, 2025	Oct. 31, 2024
Schedule of Accounts Payable, Other Payables and Accruals [Line Items]
Total accounts payable		$ 5,486	$ 1,590
Other payables and accruals		8,447	8,184
Interest payable		1,003	1,630
Lease liabilities (note)	[1]	381	186
Total other payables and accruals		9,831	10,000
Digital Solutions Services [Member]
Schedule of Accounts Payable, Other Payables and Accruals [Line Items]
Total accounts payable			408
Media and Entertainment Services [Member]
Schedule of Accounts Payable, Other Payables and Accruals [Line Items]
Total accounts payable		5,246	714
Hotel operations, hospitality and VIP services [Member]
Schedule of Accounts Payable, Other Payables and Accruals [Line Items]
Total accounts payable		$ 240	$ 468

[1]	The weighted average incremental borrowing rate applied to lease liabilities is 4.92% and 2.57%, respectively, for the year ended October 31, 2024 and 2025.